UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

       Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:  33-13690

4(a).     Last day of fiscal year for which this notice is filed:

          December 31, 1999

4(b).     [   ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [   ] Check box if this is the last time the issuer will be
filing this Form.

Balanced Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $49,356,787
          during the fiscal year pursuant to section 24(f):      ---------------


     (ii) Aggregate price of securities redeemed or              $19,065,662
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:

     (iv) Total available redemption credits [add                -$19,065,662
          Items 5(ii) and 5(iii):                                ---------------

      (v) Net Sales - if Item 5(I) is greater than               $30,291,125
          Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:        ---------------

     (vi) Redemption credits available for use in                $( )
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)           =   $ 7,996.86
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  7,996.86
                                                                 =============

Capital Appreciation Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $473,452,985
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $205,358,265
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add                -$205,358,265
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $268,094,720
          Item 5(iv)[subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $ ( )
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)              =$  70,777.01
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$70,777.01
                                                                 =============

Disciplined Stock Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $55,280,439
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $11,147,782
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add                -$11,147,782
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $44,132,657
          Item 5(iv)[subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $( )
          future years -- if Item 5(i) is less than              ---------------
               Item 5(iv) [subtract Item 5(iv) from
          Item 5(I)]:

    (vii) Multiplier for determining registration            X   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)              =$ 11,651.02
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$11,651.02
                                                                 =============





Growth and Income Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $59,781,556
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $80,823,642
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 tha were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add                -$80,823,642
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $
          Item 5(iv) [subtract Item 5(iv) from Item              ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $(21,042,086)
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)              =$0.00
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                                 =============


International Equity Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $10,471,479
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $10,262,413
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:

     (iv) Total available redemption credits [add                -$10,262,413
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $ 209,066
          Item 5(iv)[subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $( )
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)           =$  55.19
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  55.19
                                                                 =============

International Value Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $17,086,191
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $13,673,233
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add                -$13,673,233
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $ 3,412,958
          Item 5(iv)[subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $( )
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)            =$ 901.02
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            =$   901.02
                                                                 =============



Limited Term High Income Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $21,992,561.97
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $29,897,132.41
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:

     (iv) Total available redemption credits [add               -$ 29,897,132.41
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $
          Item 5(iv) [subtract Item 5(iv) from Item              ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $(7,904,570.44)
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)             =$0.00
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               =$  0.00
                                                                 =============

Money Market Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $94,684,447
          during the fiscal year pursuant to                     ---------------
          section 24(f):


     (ii) Aggregate price of securities redeemed or              $80,981,281
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add                -$  80,981,281
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $ 13,703,166
          Item 5(iv)[subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $( )
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)           =   $  3,617.64
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                       +$    N/A
                                                              -------------

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                    =$  3,617.64
                                                              =============

Quality Bond Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $46,928,385
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $25,670,613
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add               -$25,670,613
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $21,257,772
          Item 5(iv)[subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $( )
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)           =   $ 5,612.05
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$  5,612.05
                                                                 =============



Small Cap Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $194,691,407
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $395,620,128
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add               -$395,620,128
          Items 5(ii) and 5(iii):                                --------------


      (v) Net Sales - if Item 5(I) is greater than               $
          Item 5(iv) [subtract Item 5(iv) from Item              ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $(200,928,721)
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)              =$ 0.00
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  0.00
                                                                 =============

Small Company Stock Portfolio`
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $5,589,886
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $10,901,459
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add               -$10,901,459
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $
          Item 5(iv) [subtract Item 5(iv) from Item              ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $(5,311,573)
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)           =   $0.00
          by Item 5(vii) (enter "0" if no fee is                  ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                           =$    0.00
                                                                 =============

Special Value Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $9,808,515
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $15,087,532
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:

     (iv) Total available redemption credits [add               -$15,087,532
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $
          tem 5(iv) [subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $(5,279,017)
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------


   (viii) Registration fee due (multiply Item 5(v)           =   $  0.00
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            =$   0.00
                                                                 =============

Zero Coupon 2000 Portfolio
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold                $11,443,585
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or              $11,283,823
          repurchased during the fiscal year:                    ---------------

    (iii) Aggregate price of securities redeemed or              $ -0-
          repurchased during any PRIOR fiscal year               ---------------
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add               -$11,283,823
          Items 5(ii) and 5(iii):                                --------------

      (v) Net Sales - if Item 5(I) is greater than               $ 159,762
          Item 5(iv)[subtract Item 5(iv) from Item               ---------------
          5(i)]:

     (vi) Redemption credits available for use in                $( )
          future years -- if Item 5(i) is less than              ---------------
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(I)]:

    (vii) Multiplier for determining registration            x   .000264
          fee (See Instruction C.9):                             --------------

   (viii) Registration fee due (multiply Item 5(v)           =$  42.18
          by Item 5(vii) (enter "0" if no fee is                 ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$   N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            =$   42.18
                                                                 =============


TOTAL FOR ALL:                                              =$   100,652.97
                                                                 =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                   SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*
                              ------------------------------------
                              Stephanie Pierce, Vice President


     Date:


* Please print the name and title of the signing officer below the signature.